Benefit Plans (Components Of Net Periodic Benefit Cost And Other Amounts Recognized In Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Benefit Plans [Abstract]
Service cost	$ (4,557)	$ (3,671)	$ (3,813)
Interest cost	(3,967)	(3,583)	(3,432)
Expected return on plan assets	7,543	5,867	4,487
Amortization of prior service cost	(19)	(22)	(34)
Recognized net actuarial loss	(1,411)	(1,079)	(2,041)
Net periodic benefit cost	(2,411)	(2,488)	(4,833)
Change to net actuarial (loss)/gain for the period	(9,164)	(4,835)	7,591
Amortization of prior service cost	19	22	34
Amortization of net loss	1,411	1,079	2,041
Total recognized in other comprehensive (loss)/income	(7,734)	(3,734)	9,666
Total recognized in net benefit cost and other comprehensive (loss)/income	$ (10,145)	$ (6,222)	$ 4,833